Note 16 - Stock-based Compensation (Details) - Options Outstanding and Exercisable (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Prices, Upper Limit	$ 2.11
$0.77 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Prices, Weighted Average Exercise Price	$ 0.77
Options Outstanding (in Shares)	250,000
Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	8 years
Options Outstanding Weighted Avg. Exercise Price	$ 0.77
Options Exercisable (in Shares)	125,000
Options Excercisable Weighted Avg. Exercise Price	$ 0.77
$1.00 - 1.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Prices, Lower Limit	$ 1.00
Range of Prices, Weighted Average Exercise Price	$ 1.01
Range of Prices, Upper Limit	$ 1.15
Options Outstanding (in Shares)	575,000
Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	5 years
Options Outstanding Weighted Avg. Exercise Price	$ 1.01
Options Exercisable (in Shares)	568,750
Options Excercisable Weighted Avg. Exercise Price	$ 1.01
$1.89 - 2.11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Prices, Lower Limit	$ 1.89
Range of Prices, Weighted Average Exercise Price	$ 2.01
Range of Prices, Upper Limit	$ 2.11
Options Outstanding (in Shares)	1,085,000
Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	5 years
Options Outstanding Weighted Avg. Exercise Price	$ 2.01
Options Exercisable (in Shares)	1,085,000
Options Excercisable Weighted Avg. Exercise Price	$ 2.01
$.77 - 2.11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Prices, Lower Limit	$ 0.77
Range of Prices, Weighted Average Exercise Price	$ 1.57
Range of Prices, Upper Limit	$ 2.11
Options Outstanding (in Shares)	1,910,000
Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	6 years
Options Outstanding Weighted Avg. Exercise Price	$ 1.57
Options Exercisable (in Shares)	1,778,750
Options Excercisable Weighted Avg. Exercise Price	$ 1.60